Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 020
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)

Schedule of Assets (Held at End of Year)	EIN: 23-0458500
Form 5500 - Schedule H - Line 4(i)	PN: 020
December 31, 2025

(a)	(b)	(c)	(e)
	Identity of Issue, Borrower, Lessor or Similar Party	Description of Investment, including Maturity Date, Interest Rate, Collateral, Par or Maturity Value	Current Value
	Registered Investment Companies:
*	Vanguard	Vanguard Institutional Index Fund Institutional Plus Shares	$162,318,915
*	Vanguard	Vanguard Total International Stock Index Fund; Institutional Shares	57,229,368
*	Vanguard	Vanguard Total Bond Market Index Fund; Institutional Shares	53,827,224
*	Vanguard	Vanguard Mid-Cap Index Fund; Institutional Shares	44,481,664
*	Vanguard	Vanguard Small-Cap Index Fund; Institutional Shares	24,928,551
*	Vanguard	Vanguard Treasury Money Market Fund	23,003,207
	American Funds	American Funds EUPAC Fund; Class R-6	13,709,671
	Total Registered Investment Companies		379,498,600
	Common Collective Trusts:
*	Vanguard	Vanguard Target Retirement 2035 Trust II	94,609,628
*	Vanguard	Vanguard Target Retirement 2045 Trust II	83,575,482
*	Vanguard	Vanguard Target Retirement 2055 Trust II	59,326,463
*	Vanguard	Vanguard Target Retirement 2025 Trust II	49,232,101
*	Vanguard	Vanguard Target Retirement 2030 Trust II	41,190,413
	Aristotle Capital Mgmt	Aristotle Value Equity CIT; B	39,228,972
*	Vanguard	Vanguard Target Retirement 2040 Trust II	34,477,338
*	Vanguard	Vanguard Target Retirement 2050 Trust II	34,000,498
	Prudential Trust Company	Prudential Core Plus Bond Fund Collective Trust; Class 6	26,187,346
*	Vanguard	Vanguard Target Retirement 2060 Trust II	26,127,050
*	Vanguard	Vanguard Target Retirement Income Trust II	18,163,510
*	Vanguard	Vanguard Target Retirement 2020 Trust II	10,416,093
*	Vanguard	Vanguard Target Retirement 2065 Trust II	8,316,341
	SEI Trust Company	Wasatch Core Growth CIT; Class A	6,067,053
*	Vanguard	Vanguard Target Retirement Income and Growth Trust II	1,348,202
*	Vanguard	Vanguard Target Retirement 2070 Trust II	1,177,363
	Total Common Collective Trusts		533,443,853
*	Participant Loans	Loans to Participants - Interest rate range 4.25% - 9.50%; maturities through November 2035	18,992,982
Total			$931,935,435
Cost information not included, as all investments are participant-directed.
The investment in the Interest in Carpenter Technology Master Trust Fund has been excluded from this schedule.
* indicates Party-in-Interest